Derivative Financial Instruments and Hedge Accounting_Fair Value Of Non-Derivative Financial Instruments(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair value hedge
Non Derivative Financial Instruments Designated As Hedging Instruments At Fair Value [Line Items]
Deposits in foreign currencies	₩ 0	₩ 32,051
Hedge on Net Investments in Foreign Operations
Non Derivative Financial Instruments Designated As Hedging Instruments At Fair Value [Line Items]
Financial debentures in foreign currencies	₩ 88,785	₩ 99,994